Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets and liabilities - Tabular disclosure - Segments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	€ 3,711	€ 3,882	€ 835
Non-current derivatives, assets	213	915	1,297
Current loans and receivables of Orange Bank	3,096	3,091
Current financial assets	2,865	1,862	1,283
Current derivatives assets	34	57	387
Cash and cash equivalent	5,810	6,355	4,469	€ 6,758
Non-current financial liabilities	26,293	28,909	29,528
Non-current derivatives liabilities	1,002	578	252
Current debts related to Orange Bank operations	4,660	4,364
Current financial liabilities	6,311	4,759	4,536
Current derivatives liabilities	34	50	131
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	2,274
Non-current derivatives, assets	200
Current financial assets	2,686
Current derivatives assets	34
Cash and cash equivalent	5,333	6,267	€ 4,469
Non-current financial liabilities	26,293
Non-current derivatives liabilities	929
Current financial liabilities	6,182
Current derivatives liabilities	34
Operating segments [member] | Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,464	1,523
Non-current derivatives, assets	13
Current loans and receivables of Orange Bank	3,096	3,091
Current financial assets	331
Cash and cash equivalent	477	88
Non-current financial liabilities	27
Non-current derivatives liabilities	73
Current debts related to Orange Bank operations	4,660	4,364
Current financial liabilities	281	€ 143
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets	(152)
Non-current financial liabilities	(27)
Current financial liabilities	€ (152)